FIRST HAWAII

                                                           Municipal Bond Fund
                                                   Intermediate Municipal Fund


November 26, 1996




Dear Shareholders,


1996 has been an exciting year for the First Hawaii family of funds. A slowly growing economy, coupled with low inflation and reduced government spending led to a rewarding year for municipal bond investors. Additionally, the First Hawaii Municipal Bond Fund received national recognition after being awarded Morningstar's highest rating of 5 stars.

For the year ended September 30, 1996:

THE FIRST HAWAII MUNICIPAL BOND FUND had a distribution rate of 5.03% (free from Federal and State of Hawaii taxes). This is a taxable equivalent yield of 8.10% for shareholders in the 31% tax bracket. Net assets grew 5.93% to $54,164,927.

THE FIRST HAWAII INTERMEDIATE MUNICIPAL FUND had a distribution rate of 4.32% (free from Federal and State of Hawaii taxes). This is a taxable equivalent yield of 6.96% for shareholders in the 31% Federal tax bracket. Net assets grew 39.16% to $6,624,234.

On the following pages you will find our Funds' 1996 Annual report. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

We would like to thank you for your business as well as the referrals we've received. It has been our pleasure serving you. As we begin our ninth year, we look forward to providing you with the same high levels of performance and service which you have come to expect.

On behalf of the staff and management of the Funds, I would like to extend to you and your family our very best wishes for a safe and happy holiday season.


Sincerely,


\s\ Terrence KH Lee

Terrence KH Lee
President




RATINGS AS OF SEPTEMBER 30, 1996. MORNINGSTAR PROPRIETARY RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR RATINGS ARE CALCULATED FROM THE FUND'S THREE, FIVE, AND TEN YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. MORNINGSTAR FUND RETURNS ARE ADJUSTED FOR FEES BUT NOT SALES LOADS. TEN PERCENT OF THE FUNDS IN AN INVESTMENT CATEGORY RECEIVE FIVE STARS, 22.5% RECEIVE FOUR STARS, 35% RECEIVE THREE STARS, 22.5% RECEIVE TWO STARS, AND 10% RECEIVE ONE STAR. THERE WERE 1745 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR 1 YEAR, 1013 FUNDS IN THIS CATEGORY FOR 5 YEARS. THE FUND HAD A RANKING OF 5 STARS AND 5 STARS FOR THE 3 AND 5 YEAR PERIODS ENDING 9/30/96. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS. SOME OF THE FUND'S FEES WERE WAIVED DURING THIS PERIOD. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, RETURNS WOULD HAVE BEEN LOWER.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (each a series of shares of First Pacific Mutual Fund, Inc.), including the schedules of investments, as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund as of September 30, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.






                                                     TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
November 6, 1996

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS


September 30, 1996
-------------------------------------------------------------------------------


                                                                     VALUE
PAR VALUE                                                           (NOTE 1)

                          HAWAII MUNICIPAL BONDS - 92.08%

               HAWAII COUNTY
                General Obligation Bonds - 3.66%
$1,150,000      7.050%,  6/01/01                                   $ 1,259,250
   100,000      6.800%, 12/01/01                                       104,000
   565,000      7.200%,  6/01/06                                       621,500
                                                                   -----------
                                                                     1,984,750

               HAWAII STATE
                General Obligation Bonds - .94%
   135,000      6.000%, 10/01/08                                       142,763
   330,000      7.125%,  9/01/09                                       364,237
                                                                   -----------
                                                                       507,000

                Airport Systems Revenue Bonds - 5.25%
   400,000      5.125%,   7/01/00                                      405,500
   345,000      6.300%,   7/01/01                                      366,131
   560,000      7.000%,   7/01/20                                      611,800
 1,325,000      7.500%,   7/01/20                                    1,460,813
                                                                   -----------
                                                                     2,844,244

                Department of Budget & Finance Special
                 Purpose Revenue Bonds Citizens
                 Utilities Company - .94%
   400,000      7.375%, 11/01/15                                       408,876
   100,000      7.375%,  9/01/18                                       102,122
                                                                   -----------
                                                                       510,998

                Hawaiian Electric Company, Inc. - 4.30%
 1,655,000      7.625%, 12/01/18                                     1,789,469
   310,000      7.600%,  7/01/20                                       334,025
   200,000      7.600%,  5/01/26                                       205,500
                                                                   -----------
                                                                     2,328,994

                Kapiolani Hospital - 3.86%
 1,550,000      6.400%,   7/01/13                                    1,594,562
   430,000      7.650%,   7/01/19                                      493,425
                                                                   -----------
                                                                     2,087,987

                Kaiser Permanente Center - 4.08%
 2,150,000      6.250%,   3/01/21                                    2,211,812
                                                                   -----------

                Queen's Medical Center Program - 6.69%
   200,000      6.800%,   7/01/00                                      211,500
   300,000      5.200%,   7/01/04                                      303,375
   540,000      6.900%,   7/01/04                                      575,775
   250,000      6.125%,   7/01/11                                      272,188
   600,000      6.200%,   7/01/22                                      655,500
 1,635,000      5.750%,   7/01/26                                    1,604,343
                                                                   -----------
                                                                     3,622,681

                St. Francis Medical Center - 3.47%
 1,765,000      6.500%,   7/01/22                                    1,879,725
                                                                   -----------

                Wahiawa General Hospital - 6.26%
   230,000      7.125%,   7/01/98                                      236,900
 2,985,000      7.500%,   7/01/12                                    3,152,906
                                                                   -----------
                                                                     3,389,806


-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1996
-------------------------------------------------------------------------------


                                                                      VALUE
  PAR VALUE                                                          (NOTE 1)


               Department of Transportation
                Special Facilities Revenue Bonds - 4.08%
 2,250,000     5.750%,   3/01/13                                     2,210,625
                                                                   -----------

               Harbor Capital Improvements Revenue
                Bonds, Series 1989 - 3.74%
   300,000     5.650%,   7/01/02                                       311,250
   100,000     6.200%,   7/01/03                                       106,750
   280,000     6.300%,   7/01/04                                       301,350
   125,000     7.250%,   7/01/10                                       136,563
   260,000     7.250%,   7/01/13                                       270,182
   540,000     7.000%,   7/01/17                                       584,550
   300,000     6.500%,   7/01/19                                       316,875
                                                                   -----------
                                                                     2,027,520

               Highway Revenue Bonds, Series 1993 - 2.45%
   200,000     5.000%,   7/01/09                                       192,250
   150,000     5.000%,   7/01/11                                       142,125
 1,000,000     5.600%,   7/01/14                                       995,000
                                                                   -----------
                                                                     1,329,375

               Housing Authority
                Single Family Mortgage Purpose
                 Revenue Bonds - 15.18%
   145,000      6.300%,   7/01/99                                      149,350
   525,000      8.000%,   7/01/08                                      544,688
   390,000      8.000%,   7/01/10                                      409,012
   405,000      7.000%,   7/01/11                                      425,250
   100,000      5.700%,   7/01/13                                       98,125
   590,000      6.900%,   7/01/16                                      616,550
   305,000      7.375%,   7/01/16                                      313,006
 1,505,000      8.125%,   7/01/17                                    1,582,131
   530,000      9.250%,   7/01/17                                      538,613
   495,000      8.125%,   7/01/19                                      520,369
   455,000      6.750%,   7/01/20                                      468,081
   540,000      7.100%,   7/01/24                                      564,300
 1,865,000      5.900%,   7/01/27                                    1,851,519
   135,000      7.800%,   7/01/29                                      141,581
                                                                   -----------
                                                                     8,222,575

                Multi-Family Mortgage Purpose
                 Revenue Bonds - 6.50%
    70,000      4.000%,   7/01/97                                       69,783
   180,000      4.500%,   1/01/99                                      178,875
   200,000      4.800%,   1/01/01                                      197,750
   205,000      4.800%,   7/01/01                                      203,975
   210,000      4.900%,   1/01/02                                      207,375
   215,000      4.900%,   7/01/02                                      213,656
 1,000,000      5.700%,   7/01/18                                      961,250
 1,500,000      6.100%,   7/01/30                                    1,488,750
                                                                   -----------
                                                                     3,521,414

                Public Housing Authority Bonds - .35%
   185,000      5.750%,   8/01/00                                      189,520
                                                                   -----------

                University Faculty Housing - 4.18%
    90,000      4.350%, 10/01/00                                        89,550
   330,000      4.450%, 10/01/01                                       327,938
   345,000      4.550%, 10/01/02                                       342,412
 1,500,000      5.700%, 10/01/25                                     1,505,625
                                                                   -----------
                                                                     2,265,525



-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1996
-------------------------------------------------------------------------------


                                                                       VALUE
PAR VALUE                                                             (NOTE 1)


                HONOLULU CITY & COUNTY
                 Board of Water Supply - 1.58%
  100,000        5.000%,   7/01/04                                    100,750
  750,000        5.800%,   7/01/21                                    754,688
                                                                  -----------
                                                                      855,438

                 General Obligation Bonds - 2.84%
  100,000        7.300%,   7/01/03                                    114,250
  200,000        7.350%,   7/01/06                                    234,250
  100,000        7.250%,   2/01/08                                    107,875
1,000,000        7.300%,   2/01/09                                  1,080,000
                                                                  -----------
                                                                    1,536,375

                 Halawa Business Park - 1.81%
  170,000        6.300%, 10/15/00                                     179,350
  370,000        6.500%, 10/15/02                                     398,675
  365,000        6.600%, 10/15/03                                     399,675
                                                                  -----------
                                                                      977,700

                 Housing Authority
                  Multi-Family Mortgage Purpose
                   Revenue Bonds - 1.93%
1,000,000         6.900%,   6/20/35                                 1,046,250
                                                                  -----------

                 KAUAI COUNTY
                  General Obligation Bonds - 5.02%
  595,000         6.700%,   8/01/97                                   609,869
  255,000         6.100%,   2/01/99                                   257,076
  300,000         5.100%,   2/01/01                                   304,875
  410,000         5.850%,   8/01/07                                   428,450
  780,000         5.850%,   8/01/07                                   815,100
  295,000         5.900%,   2/01/12                                   300,531
                                                                  -----------
                                                                    2,715,901

                 MAUI COUNTY
                  General Obligation Bonds - 1.54%
  740,000         8.000%,   1/01/01                                   834,350
                                                                  -----------

                  Water System Revenue - 1.43%
  315,000         5.850%, 12/01/00                                    332,325
  400,000         6.600%, 12/01/07                                    440,500
                                                                  -----------
                                                                      772,825
                                                                  -----------

                  TOTAL HAWAII MUNICIPAL BONDS                     49,873,390
                                                                  -----------










-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1996
-------------------------------------------------------------------------------


                                                                       VALUE
  PAR VALUE                                                           (NOTE 1)


                PUERTO RICO MUNICIPAL BONDS - 5.00%
                 Puerto Rico Commonwealth Electric
                  Power Authority Revenue Bonds - .73%
  100,000        7.125%,   7/01/14                                     108,750
  100,000        7.125%,   7/01/14                                     108,750
  110,000        7.125%,   7/01/14                                     117,837
   55,000        7.125%,   7/01/14                                      58,919
                                                                   -----------
                                                                       394,256

                 General Obligation Bonds - .14%
   70,000        7.750%,   7/01/13                                      75,688
                                                                   -----------

                 Housing Finance Corp.
                  Multi-Family Mortgage Revenue
                   Bonds - 1.17%
  455,000         7.500%,   4/01/22                                    477,181
  150,000         7.650%, 10/15/22                                     157,875
                                                                   -----------
                                                                       635,056

                  Industrial, Medical & Environmental
                   Pollution Control
                  Abbott Laboratories - .55%
  295,000         6.500%,   7/01/09                                    296,516
                                                                   -----------

                  Baxter Travenol Laboratories - .60%
  300,000         8.000%,   9/01/12                                    326,250
                                                                   -----------

                  Upjohn Co. Project - 1.66%
  825,000         7.500%, 12/01/23                                     898,219
                                                                   -----------

                  Public Building Authority
                  Health Facilities & Services - .15%
   75,000         7.250%,   7/01/17                                     80,156
                                                                   -----------

                  TOTAL PUERTO RICO MUNICIPAL BONDS                  2,706,141
                                                                   -----------


                  VIRGIN ISLANDS MUNICIPAL BONDS - .86%

                 VIRGIN ISLANDS
                  Port Authority Airport Revenue Bonds - .64%
  325,000         8.100%, 10/01/05                                     346,531
                                                                   -----------

                  Public Finance Authority, Series A - .22%
  100,000         7.300%, 10/01/18                                     121,375
                                                                   -----------

                  TOTAL VIRGIN ISLANDS MUNICIPAL BONDS                 467,906
                                                                   -----------


     Total Investments (Cost $51,274,306) (a)       97.94%          53,047,437
     Other Assets Less Liabilities                   2.06            1,117,490
                                                   -------         -----------

                        Net Assets                 100.00%         $54,164,927
                                                   =======         ===========



(a)  Aggregate cost for federal income tax purposes is $51,278,944.

     At September 30, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

         Gross unrealized appreciation                             $ 1,875,398
         Gross unrealized depreciation                                (106,905)
                                                                   -----------

            Net unrealized appreciation                            $ 1,768,493
                                                                   ===========




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS


September 30, 1996
-------------------------------------------------------------------------------


                                                                       VALUE
PAR VALUE                                                             (NOTE 1)
                HAWAII MUNICIPAL BONDS - 96.10%
                 HAWAII COUNTY
                  General Obligation Bonds - 4.06%
$  65,000         6.350%,  5/15/01                                  $   65,093
  100,000         6.800%, 12/01/01                                     104,000
  100,000         6.500%,   5/15/06                                    100,160
                                                                    ----------
                                                                       269,253

                 HAWAII STATE
                  General Obligation Bonds - 1.56%
  100,000         5.500%,   7/01/01                                    103,625
                                                                    ----------

                  Airport Systems Revenue Bonds - 14.75%
  500,000         5.125%,    7/01/00                                   608,250
  105,000         6.400%,    7/01/02                                   113,006
  250,000         5.700%,    7/01/07                                   255,625
                                                                    ----------
                                                                       976,881

                  Department of Budget & Finance Special
                   Purpose Revenue Bonds
                  Citizens Utilities Company - 4.62%
  300,000         7.375%,   9/01/18                                    306,366
                                                                    ----------

                  Kapiolani Hospital - 8.08%
  200,000         5.500%,   7/01/05                                    202,500
  290,000         7.650%,   7/01/19                                    332,775
                                                                    ----------
                                                                       535,275

                  Queen's Medical Center Program - 6.25%
  200,000         6.800%,   7/01/00                                    211,500
  200,000         5.200%,   7/01/04                                    202,250
                                                                    ----------
                                                                       413,750

                  St. Francis Medical Center - 4.12%
  270,000         5.250%,  7/01/97                                     272,730
                                                                    ----------

                  Wahiawa General Hospital - 4.51%
  290,000         7.125%,   7/01/98                                    298,700
                                                                    ----------

                  Harbor Capital Improvements Revenue
                   Bonds, Series 1989 - 4.73%
  200,000         5.650%,   7/01/02                                    207,500
  100,000         5.850%,   7/01/02                                    105,500
                                                                    ----------
                                                                       313,000

                  Highway Revenue Bonds, Series 1993 - 3.02%
  200,000         4.800%,   7/01/03                                    200,000
                                                                    ----------

                  Housing Authority
                   Single Family Mortgage Purpose Revenue
                    Bonds - 5.14%
  200,000         6.300%,   7/01/99                                    206,000
  130,000         6.800%,  7/01/99                                     134,225
                                                                    ----------
                                                                       340,225

                  Multi-Family Mortgage Purpose Revenue
                   Bonds - 3.99%
  165,000         4.000%,   1/01/97                                    164,705
  100,000         4.000%,  7/01/97                                      99,690
                                                                    ----------
                                                                       264,395

                  Public Housing Authority Bonds - 3.09%
  200,000         5.750%,   8/01/00                                    204,886
                                                                    ----------



-------------------------------------------------------------------------------

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

September 30, 1996
-------------------------------------------------------------------------------


                                                                      Value
PAR VALUE                                                            (Note 1)
---------                                                           --------

                 University Faculty Housing - 3.45%
  230,000        4.350%, 10/01/00                                     228,850
                                                                   ----------

                 University of Hawaii - 4.32%
                  University Revenue Bonds
  280,000        5.450%, 10/01/06                                     286,300
                                                                  -----------

                HONOLULU CITY & COUNTY
                 Board of Water Supply - 4.56%
  300,000        5.000%,   7/01/04                                    302,250
                                                                   ----------

                 General Obligation Bonds - 1.53%
  100,000        5.000%, 10/01/02                                     101,125
                                                                   ----------

                 Halawa Business Park - 3.19%
  200,000        6.300%, 10/15/00                                     211,000
                                                                   ----------

                KAUAI COUNTY
                 General Obligation Bonds  - 4.57%
  300,000        6.100%,   2/01/99                                    302,442
                                                                   ----------

                MAUI COUNTY
                 General Obligation Bonds - 3.23%
  190,000        8.000%,   1/01/01                                    214,225
                                                                   ----------

                 Water System Revenue - 3.33%
  100,000        6.600%, 12/01/07                                     110,125
  100,000        6.700%, 12/01/11                                     110,625
                                                                   ----------
                                                                      220,750
                                                                   ----------

                 TOTAL HAWAII MUNICIPAL BONDS                       6,366,028
                                                                   ----------


                       PUERTO RICO MUNICIPAL BONDS - 4.01%

                PUERTO RICO COMMONWEALTH
                 Electric Power Authority Revenue
                  Bonds - 1.48%
   90,000        7.125%,   7/01/14                                     97,875
                                                                   ----------

                 General Obligation Bonds - 1.50%
   90,000        7.750%,   7/01/17                                     99,225
                                                                   ----------

                 Housing Finance Corp.
                  Single Family Mortgage Revenue
                   Bonds - 1.03%
   65,000         6.150%,   8/01/03                                    68,087
                                                                   ----------

    Total Puerto Rico Municipal Bonds                                 265,187
                                                                   ----------

    Total Investments (Cost $6,527,604) (a)     100.11 %            6,631,215
    Liabilities in Excess of Other Assets         (.11)                (6,976)
                                                 ------            ----------

                 Net Assets                     100.00 %           $6,624,239
                                                 ======            ==========


(a)   Aggregate cost for federal income tax purposes is $6,527,604.

      At September 30, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

         Gross unrealized appreciation                            $  104,933
         Gross unrealized depreciation                                (1,322)
                                                                  ----------
           NET UNREALIZED APPRECIATION                            $  103,611
                                                                  ==========



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996
-------------------------------------------------------------------------------


                                                               Municipal          Intermediate
                                                                 Bond               Municipal
                                                                 Fund                  Fund


ASSETS
  Investments at market value
    (Identified cost $51,274,306
      and $6,527,604, respectively) (Note 1(A))                $53,047,437          $6,631,215
   Cash                                                          1,337,019              95,685
   Interest receivable                                             866,616             103,680
   Receivable for fund shares sold                                    -                    916
                                                               -----------          ----------
        Total assets                                            55,251,072           6,831,496
                                                               -----------          ----------


LIABILITIES
   Payable for investments purchased                             1,001,350             200,618
   Accrued expenses                                                 26,174               3,904
   Distributions payable                                            58,621               2,735
                                                               -----------          ----------
        Total liabilities                                        1,086,145             207,257
                                                               -----------          ----------

NET ASSETS
   (applicable to 4,972,944 and 1,294,198
     shares outstanding, $.01 par value,
      20,000,000 shares authorized)                            $54,164,927          $6,624,239
                                                               ===========          ==========

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE

  ($54,164,927 / 4,972,944 shares)                                  $10.89
                                                                    ======
  ($6,624,239 / 1,294,198 shares)                                                        $5.12
                                                                                         =====

NET ASSETS
   At September 30, 1996, net assets consisted of:
    Paid-in capital                                            $52,621,279          $6,505,223
    Accumulated net realized gain (loss) on investments           (229,483)             15,405
    Net unrealized appreciation                                  1,773,131             103,611
                                                               -----------          ----------
                                                               $54,164,927          $6,624,239
                                                               ===========          ==========




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

Year ended September 30, 1996
-------------------------------------------------------------------------------


                                                                   Municipal          Intermediate
                                                                     Bond               Municipal
                                                                     Fund                 Fund

INVESTMENT INCOME
   Interest income                                                $3,173,398            $297,127
                                                                  ----------            --------

   Expenses
      Management fee (Note 2)                                        265,680              29,311
      Distribution costs (Note 2)                                     57,119               4,491
      Transfer agent fees (Note 2)                                    47,215              14,400
      Shareholder services (Note 2)                                   53,136               5,862
      Accounting fees (Note 2)                                        39,222              23,865
      Legal and audit fees                                            24,927               4,263
      Printing                                                        14,920               1,379
      Custodian fees                                                  10,311               3,000
      Insurance                                                        7,519                 767
      Registration fees                                                1,599                 528
      Directors fees                                                     800                  -
                                                                  ----------               -----
      Total expenses                                                 522,448              87,866
      Fee reductions (Note 4)                                        (17,405)             (5,365)
      Expenses reimbursed or waived  (Note 2)                           -                (38,462)
                                                                  ----------            --------
      Net expenses                                                   505,043              44,039
                                                                  ----------            --------
         Net investment income                                     2,668,355             253,088
                                                                  ----------            --------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from security transactions                       21,217              17,216
   Increase (decrease) in unrealized appreciation
    of investments                                                   202,015             (35,876)
                                                                  ----------            --------
         Net gain (loss) on investments                              223,232             (18,660)
                                                                  ----------            --------

         Net increase in net assets resulting
          from operations                                         $2,891,587            $234,428
                                                                  ==========            ========





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS


Years ended September 30, 1996 and 1995
-------------------------------------------------------------------------------



                                                                     1996                1995
                                                                     ----                ----
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations
    Net investment income                                         $ 2,668,355        $ 2,559,984
    Net realized gain (loss) on investments                            21,217           (264,520)
    Increase in unrealized appreciation of investments                202,015          1,552,334
                                                                  -----------        -----------
     Net increase in net assets resulting from operations           2,891,587          3,847,798

  Distributions to shareholders from
    Net investment income
     ($.55 and $.55 per share, respectively)                       (2,668,355)        (2,559,984)
    Realized capital gains
     ($.06 per share)                                                    -              (393,211)

   Capital share transactions (a)
      Increase (decrease) in net assets resulting
       from capital share transactions                               2,810,813        (1,993,708)

            Total increase (decrease) in net assets                  3,034,045        (1,099,105)

NET ASSETS
   Beginning of year                                                51,130,882        52,229,987
                                                                   -----------       -----------

   End of year                                                     $54,164,927       $51,130,882
                                                                   ===========       ===========




(a)   Summary of capital share activity follows:


                                                           1996                             1995
                                                ---------------------------        ------------------------
                                                Shares                Value         Shares            Value

Shares sold                                     982,410            $10,706,770      857,509      $  9,080,787
Shares issued on reinvestment
 of distributions                               173,650              1,892,040      200,904         2,110,188
                                              ----------           -----------   ----------      ------------
                                              1,156,060             12,598,810    1,058,413        11,190,975
Shares redeemed                                (900,255)            (9,787,997)  (1,261,140)      (13,184,683)
                                              ----------           -----------   ----------      ------------

  Net increase (decrease)                       255,805            $ 2,810,813     (202,727)     $ (1,993,708)
                                              ==========           ===========   ==========      ============





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS


Years ended September 30, 1996 and 1995
-------------------------------------------------------------------------------


                                                                  1996                  1995
                                                                  ----                  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 Operations
  Net investment income                                       $  253,088            $  187,328
  Net realized gain (loss) on investments                         17,216                (1,811)
  Increase (decrease) in unrealized appreciation
   of investments                                                (35,876)              150,634
                                                              ----------            ----------
    Net increase in net assets resulting from
     operations                                                  234,428               336,151

  Distributions to shareholders from
    Net investment income ($.22 and $.23 per share,
     respectively)                                              (253,088)             (187,328)

  Capital share transactions (a)
    Increase in net assets resulting from capital
     share transactions                                        1,882,838             2,164,414
                                                              ----------            ----------

            Total increase in net assets                       1,864,178             2,313,237

NET ASSETS
   Beginning of year                                           4,760,061             2,446,824
                                                              ----------            ----------

   End of year                                                $6,624,239            $4,760,061
                                                              ==========            ==========




(a)   Summary of capital share activity follows:



                                                              1996                         1995
                                                   --------------------------    -----------------------
                                                     Shares         Value          Shares        Value

Shares sold                                         688,964     $3,522,684         730,169    $ 3,638,418
Shares issued on reinvestment of distributions       43,852        224,869          34,948        176,499
                                                   --------     ----------       ---------    -----------
                                                    732,816      3,747,553         765,117      3,814,917
Shares redeemed                                    (364,169)    (1,864,715)       (329,433)    (1,650,503)
                                                   --------     ----------       ---------    -----------

   NET INCREASE                                     368,647     $1,882,838         435,684    $ 2,164,414
                                                   ========     ==========       =========    ===========





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS


(For a share outstanding throughout the period)
-------------------------------------------------------------------------------



                                                      Years ended September 30,


                                                           1996       1995       1994       1993       1992
                                                           ----       ----       ----       ----       ----
Net asset value
    Beginning of year                                     $10.84     $10.62     $11.48     $10.90     $10.47
                                                          ------     ------     ------     ------     ------

Income from investment operations
    Net investment income                                    .55        .55        .55        .58        .60
    Net gain (loss) on securities
       (both realized and unrealized)                        .05        .31      (.80)        .60        .43
                                                       ---------  --------- ---------   ---------  ---------
       Total from investment operations                      .60        .86      (.25)       1.18       1.03
                                                       ---------  --------- ---------    --------   --------

Less distributions
    Dividends from net investment income                    (.55)      (.55)      (.55)      (.58)      (.60)
    Distributions from capital gains                          -        (.09)      (.06)      (.02)        -
                                                       ----------   --------- --------- ---------   --------
         Total distributions                                (.55)      (.64)      (.61)      (.60)      (.60)
                                                        ---------   --------- --------- ---------   ---------

    End of year                                           $10.89     $10.84     $10.62     $11.48     $10.90
                                                          ======     ======     ======     ======     ======

Total return                                                5.62%      8.42 %    (2.18)%    11.11%     10.16%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)                 $54,165    $51,131    $52,230    $57,396    $39,291

    RATIO OF EXPENSES TO AVERAGE NET ASSETS
      Before expense reimbursements                          .98%      1.00%       .97%       .95%       .95%
      After expense reimbursements                           .98% (a)   .97% (a)   .95%       .95%       .95%

    RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS
      Before expense reimbursements                         5.03%      5.19 %     4.99%      5.21%      5.67%
      After expense reimbursements                          5.03%      5.22 %     5.01%      5.21%      5.67%

    Portfolio turnover                                     15.16%     17.08%     40.22%     27.77%     18.44%



(a) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .95% in 1996 and 1995. Prior to 1995, such reductions were reflected in the expense ratios.




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS


(For a share outstanding throughout the period)
-------------------------------------------------------------------------------

                                                                                       Period
                                                                                    July 5, 1994*
                                                                                         to
                                                    Years ended September 30,       September 30,
                                                     1996               1995            1994
                                                     ----               ----         -----------



Net asset value
  Beginning of period                                $5.14              $4.99           $5.00
                                                     -----              -----           -----

Income from investment operations
  Net investment income                                .22                .23             .05
  Net gain (loss) on securities (unrealized)          (.02)               .15            (.01)
                                                    -------            -------         -------
    Total from investment operations                   .20                .38             .04
                                                    -------            -------         -------

Less distributions
  Dividends from net investment income                (.22)              (.23)           (.05)
                                                    -------            -------         -------

   End of period                                     $5.12              $5.14           $4.99
                                                     =====              =====           =====

Total return                                          3.95%              7.86%            .72%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)            $6,624             $4,760          $2,447

    RATIO OF EXPENSES TO AVERAGE NET ASSETS
      Before expense reimbursements                   1.50%              1.90%           4.48% (a)
      After expense reimbursements                     .84% (b)           .66% (b)          0% (a)

    RATIO OF NET INVESTMENT INCOME TO
     AVERAGE NET ASSETS
      Before expense reimbursements                   3.66%              3.39%            .12% (a)
      After expense reimbursements                    4.32%              4.63%           4.60% (a)

    PORTFOLIO TURNOVER                               17.76%             10.04%              0%




    *  Commencement of operations

   (a) Annualized

   (b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .75% and .64% for 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.


-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1996
-------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

      The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

      The Funds are subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

      Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A)  SECURITY VALUATION
           Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES
           It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies
           and  to   distribute   their  taxable   income,   if  any,  to  their
           shareholders.
           Therefore, no federal income tax provision is required.

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
           Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

      FPMC also provides the Funds with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPMC receives a fee, computed daily and payable monthly, at an annualized rate of .10% of each Fund's average daily net assets.

      The Funds' distributor, First Pacific Securities ("FPS"), a wholly-owned subsidiary of FPMC, received $57,119 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares. FPS also received $4,491 for costs incurred with the sale of First Hawaii Intermediate Municipal Fund's shares (See Note 3).

      First Pacific Recordkeeping, ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Funds.


-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 1996
-------------------------------------------------------------------------------


      For the year ended September 30, 1996, FPMC and FPR voluntarily waived certain management, transfer agent, shareholder services, and accounting fees in the amount of $38,462 for First Hawaii Intermediate Municipal Fund.

      Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

      The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

      The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.


(4)   PURCHASES AND SALES/CUSTODY OF SECURITIES

      Purchases and sales of securities aggregated $10,867,149 and $7,895,674, respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for First Hawaii Intermediate Municipal Fund aggregated $5,639,020 and $3,203,068, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the year ended September 30, 1996, such reductions amounted to $17,405 and $5,365 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Bond Fund, respectively.


-------------------------------------------------------------------------------

THE FOLLOWING TWO TABLES, INCLUDING AVERAGE ANNUAL TOTAL RETURN INFORMATION, WERE PRESENTED AS GRAPHS IN THE ANNUAL REPORT TO SHAREHOLDERS DATED SEPTEMBER 30, 1996:

_______________________________________________________________________________

   FIRST HAWAII MUNICIPAL BOND FUND AS COMPARED TO THE LEHMAN MUNI BOND INDEX
            ( Comparison of Change in Value of $10,000 Investment )



                           9/1989   9/1990   9/1991   9/1992   9/1993   9/1994   9/1995   9/1996
                           ------   ------   ------   ------   ------   ------   ------   ------
First Hawaii Municipal
 Bond Fund                 10,815   11,233   12,593   13,873   15,415   15,079   16,349   17,268

Lehman Muni Bond Index     10,717   11,426   12,848   14,015   15,707   15,442   16,999   18,303




AVERAGE ANNUAL TOTAL RETURN

1 Year               5.62%
5 Years              6.52%
Inception            7.20%


_______________________________________________________________________________

             FIRST HAWAII INTERMEDIATE MUNICIPAL FUND AS COMPARED TO
                           THE LEHMAN MUNI BOND INDEX
            ( Comparison of Change in Value of $10,000 Investment )




                                 9/1993   9/1994   9/1995   9/1996
                                 ------   ------   ------   ------

First Hawaii Intermediate
 Municipal Fund                  10,000   10,072   10,864   11,293

Lehman Muni Bond Index           10,000   10,070   11,197   11,943




AVERAGE ANNUAL TOTAL RETURN

1 Year               3.95%
Inception            5.58%



_______________________________________________________________________________

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statement of assets and liabilities of First Idaho Tax-Free Fund (a series of shares of First Pacific Mutual Fund, Inc.), including the schedule of investments, as of September 30, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period July 3, 1996 (commencement of operations) the September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Idaho Tax-Free Fund as of September 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period July 3, 1996 to September 30, 1996, in conformity with generally accepted accounting principles.





                                                    TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
November 6, 1996

FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS

September 30, 1996
-------------------------------------------------------------------------------


 PAR                                                                               VALUE
VALUE                                                                             (NOTE 1)

                         IDAHO MUNICIPAL BONDS (21.98%)
               Cassia & Twin Falls County
                  General Obligation Bonds (21.98%)
$25,000           5.375%, 8/01/13                                                 $  24,375
                                                                                  ---------


                      PUERTO RICO MUNICIPAL BONDS (38.09%)
               Puerto Rico Commonwealth
                  Housing Finance Corp.
                     Multi-Family Mortgage Revenue Bonds (4.73%)
  5,000           7.500%, 4/01/22                                                     5,244
                                                                                 -----------

                     Single Family Mortgage Revenue Bonds (4.73%)
  5,000              6.150%, 8/01/03                                                  5,238
                                                                                 -----------

                  Industrial, Medical & Environmental Pollution Control
                     Abbott Laboratories (4.53%)
  5,000              6.500%, 7/01/09                                                  5,025
                                                                                 -----------

                  Public Building Authority
                     Health Facilities & Services (24.10%)
 25,000              7.250%, 7/01/17                                                 26,719
                                                                                  ----------
                       TOTAL PUERTO RICO MUNICIPAL BONDS                             42,226
                                                                                  ----------


                       TOTAL INVESTMENTS (COST $66,459) (A)          60.07%          66,601
                       OTHER ASSETS LESS LIABILITIES                 39.93           44,279
                                                                    -------        ----------

                     Net Assets                                     100.00%        $110,880
                                                                    =======        ==========


       (a)   Aggregate cost for federal income tax purposes is $66,400.

             At September 30, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                Gross unrealized appreciation                                          $168
                Gross unrealized depreciation                                           (27)
                                                                                   --------
                     Net unrealized appreciation                                       $141
                                                                                   ========


-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996
-------------------------------------------------------------------------------


ASSETS
  Investments at market value
   (Identified cost $66,460) (Note 1(A))                             $  66,601
    Cash                                                                43,301
    Interest receivable                                                    996
                                                                  ------------
          Total assets                                                 110,898


LIABILITIES
  Accrued expenses                                                           1
  Distributions payable                                                     17
                                                                  ------------
          Total liabilities                                                 18
                                                                  ------------
NET ASSETS
   (Applicable to 10,924 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                    $110,880
                                                                  ============

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
  Net asset value and repurchase price per share
    ($110,880 / 10,924 shares)                                          $10.15
                                                                        ======
  Offering price per share
    (100 / 97.25 of $10.15) *                                           $10.44
                                                                        ======

NET ASSETS
  At September 30, 1996, net assets consisted of:
     Paid-in capital                                                  $110,739
     Net unrealized appreciation of investments                            141
                                                                   -----------
                                                                      $110,880
                                                                   ===========



*   On investments of $50,000 or more the offering price is reduced.



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF OPERATIONS

Period July 3, 1996 (Commencement of Operations) to September 30, 1996
-------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest income                                                     $    123
                                                                      --------

  Expenses
    Management fee (Note 2)                                                 20
    Distribution costs (Note 2)                                              1
    Accounting fees (Note 2)                                             5,287
    Transfer agent fees (Note 2)                                         3,487
                                                                      --------
      TOTAL EXPENSES                                                     8,795
      Expenses waived (Note 2)                                          (8,794)
                                                                      --------
      NET EXPENSES                                                           1
                                                                   -----------
        NET INVESTMENT INCOME                                              122

UNREALIZED GAIN ON INVESTMENTS
    Increase in unrealized appreciation of investments                     141
                                                                     ---------

        Net increase in net assets resulting from operations          $    263
                                                                      ========



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF CHANGES IN NET ASSETS

Period July 3, 1996 (Commencement of Operations) to September 30, 1996
-------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM
  Operations
    Net investments income                                         $       122
    Increase in unrealized appreciation of investments                     141
                                                                  ------------
       Net increase in net assets resulting from operations                263

  Distributions to shareholders from
    Net investment income ($.05 per share)                                (122)

  Capital share transactions (a)
    Increase in net assets resulting from capital
      share transactions                                               110,739
                                                                  ------------
         Total increase in net assets                                  110,880

    NET ASSETS
       Beginning of period                                                -
                                                                  ------------
       End of period                                                  $110,880
                                                                  ============

(a)    Summary of capital share activity follows:

                                                        Shares         Value
                                                        ------         -----

  Shares sold                                           10,914        $110,635
  Shares issued on reinvestment of distributions            10             104
                                                      ---------    ------------

     Net increase                                       10,924        $110,739
                                                      =========    ============



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
-------------------------------------------------------------------------------


                                                                   Period
                                                                July 3, 1996*
                                                                     to
                                                                September 30,
                                                                    1996
                                                                -------------
Net asset value
    Beginning of period                                             $10.00

Income from investment operations
    Net investment income                                              .05
    Net unrealized gain on securities                                  .15
                                                                   -------
       Total from investment operations                                .20

Less distributions
    Dividends from net investment income                              (.05)
                                                                   -------
    End of period                                                   $10.15
                                                                   =======

Total return                                                          2.05%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                                $111

    Ratio of expenses to average net assets                            .02% (a)

    Ratio of net investment income to average net assets              3.03% (a)

Portfolio turnover                                                       0%





 *   Commencement of operations

(a)  Annualized

-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1996
-------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      First Idaho Tax-Free Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

      The investment objective of the Fund is to provide investors with the maximum level of income exempt from federal and Idaho income taxes consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Idaho income taxes.

      The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

      Since the Fund invests primarily in obligations of issuers located in Idaho, the marketability and market value of these obligations may be affected by certain Idahoan constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Idahoan issuers to meet their financial obligation. The Fund also has a concentration of securities from issuers located in Puerto Rico. Those issuers could be affected by similar developments within Puerto Rico.

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A)  SECURITY VALUATION
           Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES
           It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
           Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are
           amortized as required by the Internal Revenue Code.   Distributions
           to shareholders are declared daily and reinvested or paid in cash
           monthly.   Premiums and discounts are amortized in accordance with
           income tax regulations.

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



FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 1996
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(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      First Pacific Management Corporation ("FPMC") provides the Fund with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of the Fund's average daily net assets.

      FPMC also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors.

      The Funds' distributor, First Pacific Securities ("FPS"), a wholly-owned subsidiary of FPMC, received $1 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

      First Pacific Recordkeeping, ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Fund.

      For the period ended September 30, 1996, FPMC and FPR voluntarily waived certain management, transfer agent, and accounting fees in the amount of $8,794 for the Fund.

      Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

      The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

      The Plan provides that the Fund may incur certain costs, which may not exceed .50% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund.


(4)   PURCHASES AND SALES/CUSTODY OF SECURITIES

      Purchases of securities aggregated $66,741.




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